IMPAIRMENT OF LONG-LIVED ASSETS (Details) ₫ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 VND (₫)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 VND (₫)
Leased-out batteries
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment charges relating to leased-out batteries	₫ 773,272
Leased-out batteries | Car and E-scooter segments
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment charges relating to leased-out batteries	311,108	$ 12.4	₫ 59,959
Battery production line facilities | Car
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment charges relating to leased-out batteries			1,269,836
Impairment of long lived assets	0
Showroom assets | Car
IMPAIRMENT OF LONG-LIVED ASSETS
Impairment of long lived assets	₫ 773,272	$ 30.9	₫ 116,517